Concentration of Credit Risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Sales Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.00%	9.00%
Sales Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	25.00%
Sales Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	0.00%
Sales Revenue [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	3.00%	54.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			83.00%	97.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	35.00%		22.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%		0.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%		0.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%		25.00%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%		35.00%